Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination
Summary of fair values of assets and liabilities

The following table summarizes the purchase price allocation for the 2022 Acquisition:

2022 Acquisitions
RMB
Purchase consideration	5,000
Less:
Cash	272
Accounts receivable	5,836
Customer relationships	1,400
Accrued expenses and other current liabilities	(2,804)
Non-controlling interests	(3,314)
Goodwill	3,610